UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03287

New Alternatives Fund, Inc.

(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite PH2
Melville, New York 11747

(Address of principal executive offices) (Zip code)

David J. Schoenwald, President
New Alternatives Fund, Inc.
150 Broadhollow Road, Suite PH2
Melville, New York 11747

 (Name and address of agent for service)

Registrant's telephone number, including area code: 631-423-7373

Date of fiscal year end: December 31

Date of reporting period:   July 1, 2009 – June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

Name of Security: Renewable Energy Holdings PLC

Ticker:	REH.L	Cusip or Sedol Number:	G74906101
		Meeting Type:	Annual General
Rec. Date:	06/04/09	Meeting Date:	07/01/09

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Receive Directors’ report and the
financial statements for the YE 31 Dec 2008,
together with the independent auditors
	report	For	For	Board of Directors
2.	Re-appoint Sir John William Baker as a Director, who
	retires by rotation	For	For	Board of Directors
3.	Re-appoint Mr. Jeffrey Harding as a Director, who
	retires by rotation	For	For	Board of Directors
4.	Re-appoint BDO Stoy Hayward as Auditors
of the Company and authorize the Directors
	to fix their remuneration	For	For	Board of Directors
5.	Approve that the Company continue to undertake
active and passive investment in both proven
	and innovative Renewable Energy Technologies	For	For	Board of Directors
6.	Authorize Directors, pursuant to Article 3.5 of Articles
of Association of the Company, to allot equity
securities for cash as if pre-emption provisions in
Article 3.5 of Articles of Association of Company
did not apply to such allotment up to an maximum
aggregate amount of 50,000,000 ordinary shares with
a nominal value of GBP 0.01 per share, provided that
the Company may, before expire of this power, make any
offer or agreement which would or might require equity
securities to be allotted after the expiry of this power; and
Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or
	agreement made prior to such expiry	For	Abstain	Board of Directors
7.	Approve the authorize share capital of Company be
increased from GBP 1,500,000 to GBP 3,000,000 by
creation of 150,000,000 ordinary shares of GBP 0.01
each having the rights ascribed to them in Articles of
Association and that, consequential to this resolution,
the Company will reprint and file an updated
Memorandum of Articles of Association
reflecting the increased authorized share
	capital	For	Against	Board of Directors

Name of Security: EAGA, PLC

Ticker:	EAGA.L	Cusip or Sedol Number:	G29509109
		Meeting Type:	Annual General Meeting
Rec. Date:	09/21/09	Meeting Date:	10/14/09

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Receive Directors’ report and the
Company’s annual accounts for YE 31 MAY 2009
together with Auditors’ report on those accounts
and Directors report and auditable part of the
	remuneration report	For	For	Board of Directors
2.	Approve Director’s remuneration report for
	FYE 31 May 2009	For	For	Board of Directors
3.	Declare a final dividend of 2.4p for YE 31 MAY 2009
to be paid on 13 NOV 2009 to shareholders
whose names appear on the register at the
	close of business on 16 OCT 2009	For	For	Board of Directors
4.	Re-elect Roger Aylard as a Director,
who has been appointed by the Board
	since the last AGM	For	For	Board of Directors
5.	Re-elect Joseph Andrew [Drew] as a Director
	who retires by rotation	For	For	Board of Directors
6.	Re-elect Malcolm Simpson as a Director
	who retires by rotation	For	For	Board of Directors
7.	Re-appoint PricewaterhouseCoopers LLP as
	Auditors of Company	For	For	Board of Directors
8.	Authorize Directors to determine remuneration of Auditors	For	For	Board of Directors
9.	Authorize Directors, pursuant to Section 551 of
Companies Act 2006 to exercise all powers of the
Company to allot shares in Company or to grant to
rights to subscribe for or to convert any securities
into shares in the Company up to an aggregate
	nominal amount of GBP 83,802.93	For	Abstain	Board of Directors
S.10	Authorize Directors to allot equity securities
	[Section 560 of the Act] for cash	For	Abstain	Board of Directors
S.11	Authorize the Company, for the purposes of
Section 701 of the Companies Act, to make
market purchases on the London Stock
Exchange of up to 25,000,000 ordinary shares
of GBP 0.001 each in the capital of the
	Company [Shares]	For	Abstain	Board of Directors
S.12	Approve the general meeting of the Company
[other than an AGM] may be called on not less
	than 14 clear days’ notice	For	For	Board of Directors
S.13	Amend the Articles of Association of the Company
by deleting all provisions of Company’s
Memorandum of Association and adopt draft
regulations produced to the meeting and for
purposes of identification signed by the
Chairman at the meeting as Articles of
Association of the Company in substitution for
and to the exclusion of, the existing Articles
	of Association	For	For	Board of Directors

Name of Security: Companhia de Saneamento Basico

Ticker:	SBS	Cusip or Sedol Number:	20441A102
		Meeting Type:	Special
Rec. Date:	10/08/09	Meeting Date:	10/29/09

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
I.	Election of a member of the Board of Directors	For	For	Board of Directors
II.	Authorization for holding and establishing the
conditions of three private issued of simple
debentures of the company, secured, non-
	convertible into shares	For	Abstain	Board of Directors
III.	Establishment of conditions applicable to
the three issues of debentures pursuant
	to Item (II) above	For	Abstain	Board of Directors
IV.	Delegation of powers to Company’s Board
of Directors to resolve on establishment and
possible amendments of conditions addressed
by Items VI and VIII of Article 59 of Law 6,404/76
related to the three issues of debentures,
pursuant to Item (II) above as well as on the
	opportunity of the issues	For	Abstain	Board of Directors
V.	Authorizing Company to practice any and all acts,
pursuant to the legal and statutory provisions,
	related to the three issues of debentures	For	Abstain	Board of Directors

Name of Security: Owens Corning

Ticker:	OC	Cusip or Sedol Number:	690742101
		Meeting Type:	Annual
Rec. Date:	10/06/09	Meeting Date:	12/03/09

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Director Nominees Election	For	For All
			Nominees	Board of Directors
2.	Ratification of PriceWaterhouseCoopers as
Owens Corning’s independent registered public
	accounting firm for 2010	For	For	Audit Committee &
Board of Directors

Name of Security: Vestas Wind Systems A/S, UTD Kingdom

Ticker:	VWS.CO	Cusip or Sedol Number:	K9773J128
		Meeting Type:	Extraordinary General Meeting
Rec. Date:	12/30/09	Meeting Date:	01/14/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Amend Article 4.6 of the Articles of
Associations for the proposed changed
	to specified wordings	For	For	Board of Directors
2.	Authorize the Chairman of the general meeting
to notify the notifiable decisions made by the
general meeting to the Danish Commerce and
Companies Agency and make the corrections
in the documents which have been prepared in
connection with these decisions to the extent
that the Danish Commerce and Companies Agency
	requires so in order to register the decisions	For	For	Board of Directors

Name of Security: Atmos Energy Corporation

Ticker:	ATO	Cusip or Sedol Number:	049560105
		Meeting Type:	Annual
Rec. Date:	12/10/09	Meeting Date:	02/03/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Director Nominees Election	For	For All
			Nominees	Board of Directors
2.	Proposal to amend Articles of Incorporation
to eliminate the classification of the
Board of Directors
	as independent public accountants	For	Abstain	Board of Directors
3.	Proposal to ratify appointment of Ernst & Young LLP
as independent public accounting firm for
	fiscal 2010	For	For	Audit Committee &
Board of Directors

Name of Security: Companhia de Saneamento Basico do Estado

Ticker:	SBS	Cusip or Sedol Number:	20441A102
		Meeting Type:	Special
Rec. Date:	02/12/10	Meeting Date:	03/04/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
I.	Correct/confirm the management accounts
and the financial statements documented with
the options of fiscal council and external
auditors referring to the fiscal year of 2008
in compliance with management report,
the balance sheet and corresponding
	explanatory notes	For	For	Board of Directors
II.	Correct/confirm the resolution on
allocation of income resolved on annual
and extraordinary general meeting
	held on April 29, 2009	For	For	Board of Directors

Name of Security: Telvent GIT SA

Ticker:	TLVT	Cusip or Sedol Number:	E90215109
		Meeting Type:	Special
Rec. Date:	02/18/10	Meeting Date:	03/16/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Approval of amendment to Article 24 of the
Corporate Bylaws (Composition of the Board
of Directors) to increase maximum number of
	Directors to 12	For	For	Board of Directors
2.	Re-election or appointment, as the case may
	be, of Directors	For	For	Board of Directors
3.	Authorization to Board of Directors to approve
once or a number of times, the increase of the
share capital, in accordance with provisions of
	Article 153.1.B of the Spanish Corporation Law	For	For	Board of Directors
4.	Delegation to the Board of Directors of the
Company, in accordance with Article 319 of the
Companies registry regulation and general regime
	on issues of bonds, for a period of three years	For	For	Board of Directors
5.	Delegation to the Board of Directors of the
Company, in accordance with Article 319 of the
	Companies registry regulation	For	For	Board of Directors
6.	Grant of power to Board of Directors to correct
formalize, execute and/or legalize all documents
memorializing the agreements of the shareholders
	at this meeting	For	For	Board of Directors
7.	Approval of the minutes of this meeting as may be
	required by law	For	For	Board of Directors
8.	In their discretion, the proxies are authorized to
vote upon such other business as properly may
	come before the meeting	For	For	Board of Directors

Name of Security: Vestas Wind Systems A/S, UTD Kingdom

Ticker:	VWS.CO	Cusip or Sedol Number:	K9773J128
		Meeting Type:	Annual General Meeting
Rec. Date:	02/08/10	Meeting Date:	03/17/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Receive report from Board of Directors
	on company’s activities during past year	For	For	Board of Directors
2.	Adopt the annual report	For	For	Board of Directors
3.	Approve to apply the profit for the year of
EUR 564m as follows: transfer to reserve for
net revaluation according to the equity method:
EUR 66m; dividend: EUR 0m and retained
	earnings: EUR498m	For	For	Board of Directors
4.	Re-elect Bent Erik Carlsen, Torsten Erik Rasmussen,
Freddy Frandsen, Hakan Eriksson,
Jorgen Huno Rasmussen, Jorn Anaer Thomsen,
Kurt Anker Nielsen, Ola Rollen as Board
	Members	For	For	Board of Directors
5.	Appointment PricewaterhouseCoopers,
	Statsautoriseret	For	For	Board of Directors
6.1	Amend Articles 2(4), 2(8) and 3(4) which is
numbered Article 3(5) in the new draft Articles
Articles 3(1)-3(4), Article 7(2), 8(1) and 13(1),
Article 4(3), 4(4), 5(1), 6(2), 6(3) of the Articles
	of Association	For	For	Board of Directors
6.2	Amend Articles 2,3, 4, 5, 4(5), 6(5), 6(4), 7(2)
	and 7(3) of the Articles of Association	For	For	Board of Directors
6.3	Amend Articles 1(1) to effect that the secondary
name Cotas Computer Technology A/s
	is deleted	For	For	Board of Directors
6.4	Amend Articles 1(2) of the Articles of Association
in accordance with Section 28 of the Danish
Companies Act, and as a consequence, Article 1(3)
	shall be re-numbered as Article 1 (2)	For	For	Board of Directors
6.5	Approve to rephrase Articles 2(3) to the effect
that it specifies that the Company’s shares are
registered with a central securities depository and
that any dividends will be disbursed through such
	central securities depository	For	For	Board of Directors
6.6	Approve that Article 2(9) concerning cancellation
is deleted, as the provisions are no longer
	relevant to the Company	For	For	Board of Directors
6.7	Approve that previous authorization to the Board
of Directors in Article 3(1) to increase the Company’s
share capital is renewed to apply until 01 MAY 2011,
allowing an increase of the share capital by a total
nominal amount of DKK 20,370,410 20,370, 410
	shares	For	For	Board of Directors
6.8	Approve that previous authorization to the Board
of Directors in Article 3(2) to increase the Company’s
share capital in connection with issuance of employee
	shares is extended to expire 01 MAY 2011	For	For	Board of Directors
6.9	Approve that previous authorization to the Board
of Directors in Article 3(3) to issue warrants and
carry out relevant increase of Company’s share
	capital is extended to expire on 01 MAY 2011	For	For	Board of Directors
6.10	Approve to insert an authorization to the Board
of Directors, in the Company’s Articles of
Association, for Board of Directors to raise loans
against issuance of convertible debt instruments,
the new provision will be inserted as Article 3(4)
and the existing Article 3(4) will be renumbered to
Article 3(5) and amended so that a conversion
combined with an issuance of shares, pursuant to
authorization in Article 3(1), may only result in a
	capital increase of 10%	For	For	Board of Directors
6.11	Amend Article 4(2) to the effect that the
Company’s general meetings are held in
Central Denmark Region or in the Capital
Region of Denmark, as directed by Board
	of Directors	For	For	Board of Directors
6.12	Amend Article 5(2) to the effect that it
clearly states that the general meeting
can decide whether the Company shall have
	one or two auditors	For	For	Board of Directors
6.13	Approve to insert a new provision,
stipulating that the Company’s general
meetings may be held in English, provided that
a simultaneous interpretation service into Danish
is given, and that all documents pertaining to
general meetings are available both in
	Danish and in English	For	For	Board of Directors
6.14	Approve to insert a new provision,
Article 8(8) to the effect that the corporate
	language is English	For	For	Board of Directors
6.15	Authorize the Company to purchase treasury
shares, in the period until the next AGM,
within a total nominal value of 10% of the
	Company’s share capital from time to time	For	For	Board of Directors
6.16	Approve a rider to the overall guidelines for
incentive pay which were adopted at the AGM in
2009 to the effect that warrants, and not only
options, can be issued under the existing
	authorization	For	For	Board of Directors
6.17	Authorize the Chairman of the meeting to file
registrable resolutions adopted by the
general meeting with Danish Commerce and
Companies Agency and to make such amendments
to the documents prepared in connection with
these resolutions as may be required by the
Danish Commerce and Companies Agency in
connection with registration of adopted
	resolutions	For	For	Board of Directors
7.	Any other business	None	None	None

Name of Security: MEMC Electronic Materials, Inc.

Ticker:	WFR	Cusip or Sedol Number:	552715104
		Meeting Type:	Annual
Rec. Date:	02/25/10	Meeting Date:	04/20/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1 A.	Election of Director: Emmanuel T. Hernandez	For	For	Board of Directors
1 B.	Election of Director: John Marren	For	For	Board of Directors
1 C.	Election of Director: William E. Stevens	For	For	Board of Directors
1 D.	Election of Director: James B. Williams	For	For	Board of Directors
2.	Ratification of selection of KPMG LLP as
independent registered public accounting
	firm for year ending December 31, 2010	For	For	Audit Committee &
Board of Directors
3.	Approval and adoption of MEMC Electronic
	Materials 2010 equity incentive plan	For	Against	Board of Directors
4.	In their discretion, the proxies are
authorized to vote upon any other
business as may properly come before
	the meeting and all adjournments thereof	For	For	Board of Directors

Name of Security: Owens Corning

Ticker:	OC	Cusip or Sedol Number:	690742101
		Meeting Type:	Annual
Rec. Date:	02/16/10	Meeting Date:	04/22/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Director Nominees Election	For	For All
			Nominees	Board of Directors
2.	Approval of Owens
	Corning 2010 stock plan	For	Against	Compensation
Committee &
Board of Directors

Name of Security: South Jersey Industries, Inc.

Ticker:	SJI	Cusip or Sedol Number:	838518108
		Meeting Type:	Annual
Rec. Date:	02/22/10	Meeting Date:	04/22/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Director Nominees Election	For	For All	Governance Committee &
			Nominees	Board of Directors
2.	To ratify appointment of Deloitte & Touche LLP
as independent registered public accounting
	firm for 2010	For	For	Audit Committee
& Board of Directors

Name of Security: Companhia de Saneamento Basico

Ticker:	SBS	Cusip or Sedol Number:	20441A102
		Meeting Type:	Annual
Rec. Date:	04/09/10	Meeting Date:	04/29/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
I.	Analyze management’s accounts and
financial statements supported by the fiscal
council’s and external auditors’ reports related to
fiscal year 2009, in conformity with management’s
report, balance sheets and corresponding
	notes to the financial statements	For	For	Board of Directors
II.	Resolve on the allocation of net income for
	the fiscal year of 2009	For	For	Board of Directors
III.	Elect the members of the Board of Directors
and the sitting and deputy members of
	the fiscal council	For	For	Board of Directors

Name of Security: Badger Meter, Inc.

Ticker:	BMI	Cusip or Sedol Number:	056525108
		Meeting Type:	Annual
Rec. Date:	02/26/10	Meeting Date:	04/30/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Director Nominees Election	For	For All
			Nominees	Board of Directors
2.	Ratification of appointment of Ernst & Young, LLP			Audit Committee &
	as independent registered public accountants	For	For	Board of Directors

Name of Security: Itron, Inc.

Ticker:	ITRI	Cusip or Sedol Number:	465741106
		Meeting Type:	Annual
Rec. Date:	02/26/10	Meeting Date:	05/04/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1A.	Election of Director: Thomas S. Glanville	For	For	Board of Directors
1B.	Election of Director: Sharon L. Nelson	For	For	Board of Directors
1C.	Election of Director: Malcolm Unsworth	For	For	Board of Directors
2.	Approval of Itron 2010 stock incentive plan	For	Against	Board of Directors
3.	Approval of Itron executive management
	incentive plan	For	Against	Board of Directors
4.	Ratification of appointment of Ernst & Young LLP
as the company’s independent registered public
	accounting firm for the 2010	For	For	Audit/ Finance
Committee
& Board of Directors

Name of Security: Brookfield Asset Management Inc.

Ticker:	BAM	Cusip or Sedol Number:	112585104
		Meeting Type:	Annual
Rec. Date:	03/08/10	Meeting Date:	05/05/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Director Nominees Election	For	For All
			Nominees	Board of Directors
2.	The appointment of external auditor and
	authorizing the Directors to set			Audit Committee &
	its remuneration	For	For	Board of Directors

Name of Security: Hafslund ASA, OSLO

Ticker:	HNA.OL	Cusip or Sedol Number:	R28315126
		Meeting Type:	Ordinary General
Rec. Date:	Unknown	Meeting Date:	05/06/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Opening of meeting and election
	of Meeting Chairman	For	For	Nomination Committee
2.	Approve establishment of list of
	attending shareholders	For	For	Board of Directors
3.	Approve the notice and agenda	For	For	Board of Directors
4.	Election of two shareholders to sign the
	minutes together with the Chairman	For	For	Not Specified
5.	Approve the review of 2009 financial
	statements	For	For	Board of Directors
6.	Approve the 2009 annual financial
	statements	For	For	Board of Directors
7.	Approve the change to Articles of
	Association	For	For	Board of Directors
8.	Approve the Board’s statement on
establishment of salaries and other
	remuneration for executive employees	For	For	Board of Directors
9.	Election of Board Members	For	For	Nomination Committee
10.	Approve establishment of remuneration of
	Board Members and Deputy Members	For	For	Nomination Committee
11.	Election of Members to Nomination
Committee, and Chairman of the
	Nomination Committee	For	For	Nomination Committee
12.	Approve establishment of remuneration of
	members of Nomination Committee	For	For	Board of Directors
13.	Approve Auditor’s remuneration	For	For	Board of Directors

Name of Security: Ormat Technologies, Inc.

Ticker:	ORA	Cusip or Sedol Number:	686688102
		Meeting Type:	Annual
Rec. Date:	03/16/10	Meeting Date:	05/06/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Directors recommend: a vote for election
of the following nominees 01- Lucien Bronicki
	02-Dan Falk	For	For All
			Nominees	Board of Directors
2.	To ratify selection of PricewaterhouseCoopers LLP
as independent auditors of the company for fiscal
	year ending December 31, 2010	For	For	Audit Committee &
Board of Directors

Name of Security: American Water Works Company, Inc.

Ticker:	AWK	Cusip or Sedol Number:	030420103
		Meeting Type:	Annual
Rec. Date:	03/15/10	Meeting Date:	05/07/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Directors recommend: a vote for election
of the following nominees 01- Stephen P. Adik,
02-Donald L. Correll, 03-Martha Clark Goss,
04-Julie A. Dobson, 05-Richard R. Grigg,
06-Julia L. Johnson, 07-George Mackenzie,
	08-William J. Marrazzo	For	For All	Board of Directors
Nominees
2.	Proposal to ratify appointment of
PricewaterhouseCoopers LLP
as our independent registered public accounting
	firm for fiscal year ended December 31, 2010	For	For	Audit Committee &
Board of Directors
*Note* Such other business as may properly
come before the meeting or any
adjournment thereof.

Name of Security: WaterFurnace Renewable Energy Inc.

Ticker:	WFI.TO	Cusip or Sedol Number:	2933881
		Meeting Type:	Annual
Rec. Date:	04/01/10	Meeting Date:	05/12/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Election of Thomas F. Huntington,
	James R. Shields, Timothy E. Shields	For	For	Board of Directors
2.	Re-appoint Grant Thornton LLP, Chartered
Accountants, as the Auditors of the Company
to hold office until the next AGM and authorize the
Directors of the Company to fix the Auditor’s
	remuneration for the ensuing year	For	For	Board of Directors

Name of Security: Aqua America, Inc..

Ticker:	WTR	Cusip or Sedol Number:	03836W103
		Meeting Type:	Annual
Rec. Date:	03/15/10	Meeting Date:	05/13/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Directors recommend: a vote for election
of the following nominees
01- Richard L. Smoot,
02-William P. Hankowsky,
	03-Andrew J. Sordoni, III	For	For All	Board of Directors
Nominees
2.	To ratify appointment of
PricewaterhouseCoopers LLP
as the independent registered public
	accounting firm for 2010 fiscal year	For	For	Audit Committee &
Board of Directors
3.	Shareholder proposal regarding the
preparation and publication of a
	sustainability report	Against	For	Shareholder

*Note* Such other business as may properly
come before the meeting or any
adjournment thereof

Name of Security: Stantec Inc.

Ticker:	STN	Cusip or Sedol Number:	85472N109
		Meeting Type:	Annual
Rec. Date:	03/15/10	Meeting Date:	05/13/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Election of Directors	For	For All	Board of Directors
Nominees
2.	Reappointment of Ernst & Young LLP,
chartered accountants, as Stantec’s
auditor and authorizing Directors to
	fix the auditor’s remuneration	For	For	Audit Committee &
Board of Directors

Name of Security: ITC Holdings Corp.

Ticker:	ITC	Cusip or Sedol Number:	465685105
		Meeting Type:	Annual
Rec. Date:	04/05/10	Meeting Date:	05/19/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Directors recommend: a vote for election
of the following nominees 01- Edward G. Jepsen,
02-Richard D. McLellan, 03-William J. Museler,
04-Hazel R. O’Leary, 05-Bennett Stewart III,
	06-Lee C. Stewart, 07-Joseph L. Welch	For	For All
			Nominees	Board of Directors
2.	Ratification of appointment of
Deloitte & Touche LLP as independent
	registered public accountants for 2010	For	For	Audit and Finance
Committee &
Board of Directors

Name of Security: Telvent GIT SA

Ticker:	TLVT	Cusip or Sedol Number:	E90215109
		Meeting Type:	Annual
Rec. Date:	04/26/10	Meeting Date:	05/24/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	To approve the convertibility of notes that are
exchangeable for shares, issued for an amount of
US $200,000,000 equivalent to one hundred
forty nine million two hundred and sixty thousand
euros, in accordance with matters approved at
extraordinary meeting of shareholders, by virtue
of Board decision, all as more fully described in
	proxy statement	For	Abstain	Board of Directors
2.	Examination and approval of the annual accounts
	and management report of company	For	For	Board of Directors
3.	Examination and approval of proposed distribution
	of net income for financial year 2009	For	For	Board of Directors
4.	Examination and approval of management
	of Board of Directors in 2009	For	For	Board of Directors
5.	Examination and approval of Board of Directors’
	compensation for 2009	For	For	Board of Directors
6.	Re-election or appointment of auditor for company
	and its consolidated group for year 2010	For	For	Board of Directors
7.	Authorize Board of Directors with express powers
of substitution, to interpret, amend, complement,
execute, registration, substitution of powers and
adaptation of agreements to be adopted by the
	shareholders at this meeting	For	For	Board of Directors
8.	Approval of minutes of this meeting as may be
	required by law	For	For	Board of Directors
9.	In their discretion, the proxies are authorized to vote
upon such other business as properly may come before
	the meeting	For	For	Board of Directors

Name of Security: Northwest Natural Gas Company

Ticker:	NWN	Cusip or Sedol Number:	667655104
		Meeting Type:	Annual
Rec. Date:	04/07/10	Meeting Date:	05/27/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Directors recommend: a vote for election
of the following nominees 01- Tod R. Hamachek,
02-Jane L. Peverett, 03-Kenneth Thrasher,
	04-Russell F. Tromley	For	For All
			Nominees	Board of Directors
2.	Ratification of appointment of
PricewaterhouseCoopers LLP as
NW Natural’s independent registered public
	accountants for fiscal year 2010	For	For	Audit Committee &
Board of Directors

Name of Security: Algonquin Power & Utilities Corp.

Ticker:	AQN.TO	Cusip or Sedol Number:	015857105
		Meeting Type:	Annual & Special
Rec. Date:	05/11/10	Meeting Date:	06/23/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	The re-appointment of KPMG LLP, chartered
accountants, as auditors of the corporation
and authorizing Directors of corporation to
	fix remuneration of auditors	For	For	Board of Directors
2.	The appointment of Directors of corporation
as set out in corporation’s management
	information circular dated May 20, 2010	For	For	Board of Directors
3.	A resolution to among other things issue
shares and acquire existing management
agreement in connection with internalization
	of management of corporation	For	For	Board of Directors
4.	A resolution to approve corporation’s
	shareholder rights plan	For	For	Board of Directors
5.	A resolution to approve corporation’s new
	stock option plan	For	Against	Board of Directors

Name of Security: Panasonic Corporation

Ticker:	PC	Cusip or Sedol Number:	69832A205
		Meeting Type:	Annual
Rec. Date:	03/30/10	Meeting Date:	06/25/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Directors recommend: a vote for election
of the following nominees 01- Kunio Nakamura,
02-Masayuki Matsushita, 03-Fumio Ohtsubo,
04-Toshihiro Sakamoto, 05-Takahiro Mori,
06-Yasuo Katsura, 07-Hitoshi Otsuki,
08-Ken Morita, 09-Ikusaburo Kashima,
10-Junji Nomura, 11-Kazunori Takami,
12-Makoto Uenoyama, 13-Masatoshi Harada,
14-Ikuo Uno, 15-Masayuki Oku, 16-Masashi Makino,
17-Masaharu Matsushita, 18-Yoshihiko Yamada,
	19-Takashi Toyama	For	For All
			Nominees	Issuer
2.	To elect 1 corporate auditor
	Hiroyuki Takahashi	For	For	Board of Corporate
Auditors

Name of Security: Kyocera Corporation

Ticker:	KYO	Cusip or Sedol Number:	501556203
		Meeting Type:	Annual
Rec. Date:	03/31/10	Meeting Date:	06/25/10

Agenda Item Description
			How	Initiated
Proxy Item Proposals:		Mgt Rec.:	Voted:	By:
1.	Approval of disposition of surplus	For	For	Issuer
2 A.	Election of Tsutomu Yamori	For	For	Issuer
2 B.	Election of Ohta Yoshihito	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                New Alternatives Fund, Inc.

By (Signature and Title)*                   /s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(Principal Executive Officer)

Date	July 5, 2010

* Print the name and title of each signing officer under his or her signature.